Earnings Per Common Share (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders	$ 965	$ 1,770
Weighted-average number of shares
Basic (in shares)	598,080,111	597,421,127
Effect of dilutive stock-based compensation plans (in shares)	2,278,030	2,497,161
Diluted (in shares)	600,358,141	599,918,288
EPS
Basic (in dollars per share)	$ 1.61	$ 2.96
Diluted (in dollars per share)	$ 1.61	$ 2.95